Events after the close of the fiscal Year	12 Months Ended
Dec. 31, 2020
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Events after the close of the fiscal Year
NOTE 36: EVENTS AFTER THE CLOSE OF THE FISCAL YEAR
On January 8, 2021, the Company has entered into an equity purchase agreement (“Purchase Agreement”) for up to $40 million with Lincoln Park Capital Fund, LLC (“LPC”), a Chicago-based institutional investor. Over the 24-month term of the Purchase Agreement, the Company will have the right to direct LPC to purchase up to an aggregate amount of $40
(before related fees and expenses of $1 million)
million American Depositary Shares (“ADSs”), each of which represents one ordinary share of the Company. From January 8, 2021 until March 24, 2021, the Company has issued 262,812 ADS to LPC for a total value of €1.3 million.
In December 2020, Horizon Discovery was acquired by PerkinElmer, Inc. (Horizon/PKI).
Horizon/PKI recently informed us they believe we are in material breach of these agreements as a result of certain disclosures we have made in connection with our obligations as a publicly traded company in the United States and Belgium, although they have not formally delivered to us a notice of material breach or termination. We believe any such assertion of material breach would be without merit and we would expect to vigorously defend any such notice of material breach. Any dispute under these agreements would be subject to arbitration in The Hague under the International Chamber of Commerce Rules. We are currently in discussions with Horizon about possible amendments to these agreements in connection with which we would retain freedom to operate under the in-licensed patents.
Of note, we have filed patent applications which, if issued, would cover other aspects of the product candidates described above as well as products developed by third parties that deploy similar technology and targets. These patent applications encompass the downregulation of one or more of the targets covered under the Horizon/PKI agreements, the use of shRNA to downregulate such targets in immune cells and the combination of shRNAs with a chimeric antigen receptor in immune cells. We are also developing a second generation shRNA platform that does not incorporate any of the Horizon Discovery/Perkin Elmer, Inc. technology described above.
Our lead allogeneic CAR T product candidate, CYAD-101, does not incorporate any of the Horizon Discovery/Perkin Elmer, Inc. technology described above.
There were no other subsequent events that occur between 2020 year-end and the date when the financial statements have been authorized by the Board for issue.